Schedule of Fair Value Assets and Liabilities (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Assets
Total assets
Derivative Liabilities – refer Note 21		18,694,729
Total liabilities		18,694,729
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Total assets
Derivative Liabilities – refer Note 21
Total liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Total assets
Derivative Liabilities – refer Note 21
Total liabilities
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Total assets
Derivative Liabilities – refer Note 21		18,694,729
Total liabilities		$ 18,694,729